Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2018 ₨ / shares	Mar. 31, 2018 $ / shares	Mar. 31, 2017 ₨ / shares	Mar. 31, 2016 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 69.18	$ 1.06	₨ 55.23	₨ 46.84
Effect of potential equity shares for stock options outstanding | (per share)	0.89	0.01	0.66	0.51
Diluted earnings per share | (per share)	68.29	1.05	54.57	46.33
Basic earnings per share | (per share)	207.54	3.18	165.69	140.52
Diluted earnings per share | (per share)	204.87	3.15	163.71	138.99
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 2.67	$ 0.03	₨ 1.98	₨ 1.53